RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Closing net book value	¥ 3,037,618	$ 436,327
Lease liabilities [abstract]
Current lease liabilities	58,490			$ 8,402	¥ 0
Non-current lease liabilities	1,117,936			$ 160,581	0
Total lease liabilities	1,176,426				¥ 0
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	3,101,742
Closing net book value	3,037,618
Land [member] | Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,924,496
Closing net book value	1,873,750
Land [member] | Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,177,246
Closing net book value	1,163,868
Land [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	3,565,572
Additions	1,200
Closing net book value	3,566,772
Land [member] | Cost [member] | Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	2,388,326
Additions	1,200
Closing net book value	2,389,526
Land [member] | Cost [member] | Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	1,177,246
Additions	0
Closing net book value	1,177,246
Land [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(463,830)
Additions	(65,324)
Closing net book value	(529,154)
Land [member] | Accumulated depreciation [member] | Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	(463,830)
Additions	(51,946)
Closing net book value	(515,776)
Land [member] | Accumulated depreciation [member] | Lease of Land use right [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book value	0
Additions	(13,378)
Closing net book value	¥ (13,378)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.